Document And Entity Information	Oct. 14, 2022
Document Information [Line Items]
Entity, Registrant Name	URANIUM ENERGY CORP.
Document, Type	8-K
Document, Period End Date	Oct. 14, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-33706
Entity, Tax Identification Number	98-0399476
Entity, Address, Address Line One	1030 West Georgia Street
Entity, Address, Address Line Two	Suite 1830
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	682-9775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UEC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001334933